Shareholder Report		12 Months Ended
		May 31, 2026 USD ($) $ / shares	May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Trust for Professional Managers
Entity Central Index Key		0001141819
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name		Jensen Quality Mid Cap Fund
Class Name		Class I
Trading Symbol		JNVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number		1-800-992-4144
Additional Information Website		https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.82%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Fund’s performance relative to the MSCI U.S. Mid Cap 450 Index (Index) was hindered by overweight positions in the Consumer Staples, Consumer Discretionary, Materials, and Healthcare sectors and an underweight position in the Energy sector. Specific companies in the Industrials, Healthcare, Information Technology,  Financials, Materials, and Consumer Staples sectors negatively impacted relative performance. Underweight positions in the Real Estate, Financials, Utilities, and Communication Services sectors, an overweight position in the Industrials sector, and individual companies in the Consumer Discretionary sector aided relative performance.
The past twelve months were characterized by several factors that might normally pressure equity markets. These factors included slowing GDP growth, moderating consumer spending, a lengthy federal government shutdown, global tariff increases, and inflationary pressures brought about by the war in Iran. Despite these headwinds, mid-cap stocks, as measured by the Index, performed exceptionally well with a return in excess of 24%. We believe this performance was driven primarily by investor enthusiasm tied to the build-out of artificial intelligence (AI) infrastructure. Of the top twenty performing companies in the Index over the past twelve months, eighteen are considered beneficiaries of the AI build-out, and the returns on these stocks ranged from approximately 128% to almost 625%. These eighteen stocks alone accounted for approximately 46% of the Index’s performance during the period. The vast majority of these top performing companies are not in our investable universe because they do not meet our strict requirements for quality. In this market environment, low quality stocks outperformed high quality stocks by a wide margin, negatively impacting the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	[1],[2]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	-1.82	3.33	8.61
MSCI U.S. Investable Market 2500 Gross Return Index †	30.02	13.12	15.24
MSCI U.S. Mid Cap 450 Gross Return Index ‡	24.51	8.27	12.31
Russell 3000 Total Return Index	29.45	12.92	15.12
Russell Midcap Total Return Index	22.37	8.15	11.71

No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets		$ 93,301,646
Holdings Count | $ / shares		37
Advisory Fees Paid, Amount		$ 742,396
Investment Company Portfolio Turnover		29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$93,301,646
Number of Holdings	37
Net Advisory Fee	$742,396
Portfolio Turnover	29%

Holdings [Text Block]	[3]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.5%
Encompass Health Corp.	4.4%
Ross Stores, Inc.	4.3%
Motorola Solutions, Inc.	4.2%
Kroger Co.	4.1%
F5, Inc.	3.7%
WW Grainger, Inc.	3.7%
Crown Holdings, Inc.	3.6%
MSCI, Inc.	3.6%
Sherwin-Williams Co.	3.5%

Updated Prospectus Web Address		https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name		Jensen Quality Mid Cap Fund
Class Name		Class J
Trading Symbol		JNVSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number		1-800-992-4144
Additional Information Website		https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$104	1.05%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Fund’s performance relative to the MSCI U.S. Mid Cap 450 Index (Index) was hindered by overweight positions in the Consumer Staples, Consumer Discretionary, Materials, and Healthcare sectors and an underweight position in the Energy sector. Specific companies in the Industrials, Healthcare, Information Technology,  Financials, Materials, and Consumer Staples sectors negatively impacted relative performance. Underweight positions in the Real Estate, Financials, Utilities, and Communication Services sectors, an overweight position in the Industrials sector, and individual companies in the Consumer Discretionary sector aided relative performance.
The past twelve months were characterized by several factors that might normally pressure equity markets. These factors included slowing GDP growth, moderating consumer spending, a lengthy federal government shutdown, global tariff increases, and inflationary pressures brought about by the war in Iran. Despite these headwinds, mid-cap stocks, as measured by the Index, performed exceptionally well with a return in excess of 24%. We believe this performance was driven primarily by investor enthusiasm tied to the build-out of artificial intelligence (AI) infrastructure. Of the top twenty performing companies in the Index over the past twelve months, eighteen are considered beneficiaries of the AI build-out, and the returns on these stocks ranged from approximately 128% to almost 625%. These eighteen stocks alone accounted for approximately 46% of the Index’s performance during the period. The vast majority of these top performing companies are not in our investable universe because they do not meet our strict requirements for quality. In this market environment, low quality stocks outperformed high quality stocks by a wide margin, negatively impacting the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	[4],[5]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	-2.09	3.08	8.37
MSCI U.S. Investable Market 2500 Gross Return Index †	30.02	13.12	15.24
MSCI U.S. Mid Cap 450 Gross Return Index ‡	24.51	8.27	12.31
Russell 3000 Total Return Index	29.45	12.92	15.12
Russell Midcap Total Return Index	22.37	8.15	11.71

No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets		$ 93,301,646
Holdings Count | $ / shares		37
Advisory Fees Paid, Amount		$ 742,396
Investment Company Portfolio Turnover		29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$93,301,646
Number of Holdings	37
Net Advisory Fee	$742,396
Portfolio Turnover	29%

Holdings [Text Block]	[6]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.5%
Encompass Health Corp.	4.4%
Ross Stores, Inc.	4.3%
Motorola Solutions, Inc.	4.2%
Kroger Co.	4.1%
F5, Inc.	3.7%
WW Grainger, Inc.	3.7%
Crown Holdings, Inc.	3.6%
MSCI, Inc.	3.6%
Sherwin-Williams Co.	3.5%

Updated Prospectus Web Address		https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name		Jensen Quality Mid Cap Fund
Class Name		Class Y
Trading Symbol		JNVYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number		1-800-992-4144
Additional Information Website		https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.80%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Fund’s performance relative to the MSCI U.S. Mid Cap 450 Index (Index) was hindered by overweight positions in the Consumer Staples, Consumer Discretionary, Materials, and Healthcare sectors and an underweight position in the Energy sector. Specific companies in the Industrials, Healthcare, Information Technology,  Financials, Materials, and Consumer Staples sectors negatively impacted relative performance. Underweight positions in the Real Estate, Financials, Utilities, and Communication Services sectors, an overweight position in the Industrials sector, and individual companies in the Consumer Discretionary sector aided relative performance.
The past twelve months were characterized by several factors that might normally pressure equity markets. These factors included slowing GDP growth, moderating consumer spending, a lengthy federal government shutdown, global tariff increases, and inflationary pressures brought about by the war in Iran. Despite these headwinds, mid-cap stocks, as measured by the Index, performed exceptionally well with a return in excess of 24%. We believe this performance was driven primarily by investor enthusiasm tied to the build-out of artificial intelligence (AI) infrastructure. Of the top twenty performing companies in the Index over the past twelve months, eighteen are considered beneficiaries of the AI build-out, and the returns on these stocks ranged from approximately 128% to almost 625%. These eighteen stocks alone accounted for approximately 46% of the Index’s performance during the period. The vast majority of these top performing companies are not in our investable universe because they do not meet our strict requirements for quality. In this market environment, low quality stocks outperformed high quality stocks by a wide margin, negatively impacting the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	[7],[8]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/15/2020)
Class Y	-1.79	3.36	7.22
MSCI U.S. Investable Market 2500 Gross Return Index †	30.02	13.12	15.26
MSCI U.S. Mid Cap 450 Gross Return Index ‡	24.51	8.27	11.67
Russell 3000 Total Return Index	29.45	12.92	15.06
Russell Midcap Total Return Index	22.37	8.15	11.08

No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets		$ 93,301,646
Holdings Count | $ / shares		37
Advisory Fees Paid, Amount		$ 742,396
Investment Company Portfolio Turnover		29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$93,301,646
Number of Holdings	37
Net Advisory Fee	$742,396
Portfolio Turnover	29%

Holdings [Text Block]	[9]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.5%
Encompass Health Corp.	4.4%
Ross Stores, Inc.	4.3%
Motorola Solutions, Inc.	4.2%
Kroger Co.	4.1%
F5, Inc.	3.7%
WW Grainger, Inc.	3.7%
Crown Holdings, Inc.	3.6%
MSCI, Inc.	3.6%
Sherwin-Williams Co.	3.5%

Updated Prospectus Web Address		https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name		Jensen Global Quality Growth Fund
Class Name		Class I
Trading Symbol		JGQIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number		1-800-992-4144
Additional Information Website		https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.02%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance by geography was primarily  hindered by stock selection in North America and Europe, partially offset by positive stock selection  in Asia Pacific. By sector, stock selection within Information Technology, Industrials, and  Financials were the largest detractors from performance, partially offset by positive stock selection within  Communications Services. Allocation effect was a positive contributor to relative performance, led  by an overweight in Information Technology and underweight in Financials and Consumer Staples.
During the year, the strategy continued its emphasis on high-quality companies, maintaining a  meaningful overweight to companies with strong balance sheets, durable profitability, and consistent  earnings growth. This quality bias detracted from relative performance as market leadership  broadened and investor appetite for risk increased, driving strong performance among more cyclical,  higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty  and ongoing macroeconomic risks, investor sentiment generally favored companies with higher  growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class I	7.88	6.46	11.57
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	17.36

No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets		$ 76,218,288
Holdings Count | $ / shares		32
Advisory Fees Paid, Amount		$ 447,303
Investment Company Portfolio Turnover		32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$76,218,288
Number of Holdings	32
Net Advisory Fee	$447,303
Portfolio Turnover	32%

Holdings [Text Block]	[10]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Microsoft Corp.	7.2%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	5.8%
KLA Corp.	5.7%
ASML Holding NV	5.3%
NVIDIA Corp.	5.3%
Apple, Inc.	4.5%
Eli Lilly & Co.	4.2%
Aon PLC	4.0%
Geographic Breakdown

Updated Prospectus Web Address		https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name		Jensen Global Quality Growth Fund
Class Name		Class J
Trading Symbol		JGQSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number		1-800-992-4144
Additional Information Website		https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$130	1.25%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance by geography was primarily  hindered by stock selection in North America and Europe, partially offset by positive stock selection  in Asia Pacific. By sector, stock selection within Information Technology, Industrials, and  Financials were the largest detractors from performance, partially offset by positive stock selection within  Communications Services. Allocation effect was a positive contributor to relative performance, led  by an overweight in Information Technology and underweight in Financials and Consumer Staples.
During the year, the strategy continued its emphasis on high-quality companies, maintaining a  meaningful overweight to companies with strong balance sheets, durable profitability, and consistent  earnings growth. This quality bias detracted from relative performance as market leadership  broadened and investor appetite for risk increased, driving strong performance among more cyclical,  higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty  and ongoing macroeconomic risks, investor sentiment generally favored companies with higher  growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class J	7.65	6.22	11.31
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	17.36

No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets		$ 76,218,288
Holdings Count | $ / shares		32
Advisory Fees Paid, Amount		$ 447,303
Investment Company Portfolio Turnover		32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$76,218,288
Number of Holdings	32
Net Advisory Fee	$447,303
Portfolio Turnover	32%

Holdings [Text Block]	[11]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown *

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Microsoft Corp.	7.2%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	5.8%
KLA Corp.	5.7%
ASML Holding NV	5.3%
NVIDIA Corp.	5.3%
Apple, Inc.	4.5%
Eli Lilly & Co.	4.2%
Aon PLC	4.0%
Geographic Breakdown

Updated Prospectus Web Address		https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name		Jensen Global Quality Growth Fund
Class Name		Class Y
Trading Symbol		JGQYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number		1-800-992-4144
Additional Information Website		https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104	1.00%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance by geography was primarily  hindered by stock selection in North America and Europe, partially offset by positive stock selection  in Asia Pacific. By sector, stock selection within Information Technology, Industrials, and  Financials were the largest detractors from performance, partially offset by positive stock selection within  Communications Services. Allocation effect was a positive contributor to relative performance, led  by an overweight in Information Technology and underweight in Financials and Consumer Staples.
During the year, the strategy continued its emphasis on high-quality companies, maintaining a  meaningful overweight to companies with strong balance sheets, durable profitability, and consistent  earnings growth. This quality bias detracted from relative performance as market leadership  broadened and investor appetite for risk increased, driving strong performance among more cyclical,  higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty  and ongoing macroeconomic risks, investor sentiment generally favored companies with higher  growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class Y	7.94	6.49	11.59
MSCI ACWI Net Total Return Index (USD)	30.27	11.45	17.36

No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets		$ 76,218,288
Holdings Count | $ / shares		32
Advisory Fees Paid, Amount		$ 447,303
Investment Company Portfolio Turnover		32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$76,218,288
Number of Holdings	32
Net Advisory Fee	$447,303
Portfolio Turnover	32%

Holdings [Text Block]	[12]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Microsoft Corp.	7.2%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	5.8%
KLA Corp.	5.7%
ASML Holding NV	5.3%
NVIDIA Corp.	5.3%
Apple, Inc.	4.5%
Eli Lilly & Co.	4.2%
Aon PLC	4.0%
Geographic Breakdown

Updated Prospectus Web Address		https://www.jenseninvestment.com/reg-docs/
Jensen Quality Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name		Jensen Quality Growth ETF
Class Name		Jensen Quality Growth ETF
Trading Symbol		JGRW
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Jensen Quality Growth ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at http://www.jenseninvestment.com/etf/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number		1-800-992-4144
Additional Information Website		http://www.jenseninvestment.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jensen Quality Growth ETF	$58	0.57%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, the Jensen Quality Growth ETF returned 4.14%, underperforming the S&P 500 Index which returned 29.78%. Relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/12/2024)
Jensen Quality Growth ETF NAV	4.14	5.40
S&P 500 TR Index	29.78	22.99

No Deduction of Taxes [Text Block]		The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]		Visit http://jenseninvestment.com/etf/ for more recent performance information.
Net Assets			$ 95,099,841
Holdings Count | $ / shares			28
Advisory Fees Paid, Amount			$ 534,730
Investment Company Portfolio Turnover			31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$95,099,841
Number of Holdings	28
Net Advisory Fee	$534,730
Portfolio Turnover	31%

Holdings [Text Block]	[13]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Alphabet, Inc.	10.1%
Apple, Inc.	9.4%
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Amazon.com, Inc.	6.4%
KLA Corp.	6.0%
Eli Lilly & Co.	4.9%
Mastercard, Inc.	4.6%
Broadcom, Inc.	4.6%
Sherwin-Williams Co.	4.1%

Updated Prospectus Web Address		http://www.jenseninvestment.com/etf/

[1]
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.

[2]
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.

[5]
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.

[8]
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.